Derivatives - Interest Rate Swap Agreements (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Derivative [Line Items]
Fair value of financial instruments	$ (75,193)	$ (87,806)
Interest rate swap agreement 1 [member]
Derivative [Line Items]
Effective date	Jun. 30, 2008
Termination date	Jun. 30, 2015
Notional Amount	425,000
Fixed rate	4.03%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(5,254)	(8,916)
Interest rate swap agreement 2 [Member]
Derivative [Line Items]
Effective date	Jun. 30, 2008
Termination date	Jun. 30, 2015
Notional Amount	75,000
Fixed rate	4.03%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(927)	(1,573)
Interest rate swap agreement 3 [Member]
Derivative [Line Items]
Effective date	Sep. 30, 2008
Termination date	Jun. 30, 2015
Notional Amount	100,000
Fixed rate	4.09%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(1,256)	(2,132)
Interest rate swap agreement 4 [Member]
Derivative [Line Items]
Effective date	Sep. 30, 2008
Termination date	Jun. 30, 2015
Notional Amount	250,000
Fixed rate	4.02%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(3,080)	(5,231)
Interest rate swap agreement 5 [Member]
Derivative [Line Items]
Effective date	May 16, 2008
Termination date	May 16, 2014
Notional Amount	75,000
Fixed rate	3.88%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	0	(880)
Interest rate swap agreement 6 [Member]
Derivative [Line Items]
Effective date	May 16, 2008
Termination date	May 16, 2014
Notional Amount	75,000
Fixed rate	3.88%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	0	(880)
Interest rate swap agreement 7 [Member]
Derivative [Line Items]
Effective date	Jun. 17, 2008
Termination date	Jun. 17, 2013
Notional Amount	73,000
Fixed rate	3.57%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	0	0
Interest rate swap agreement 8 [Member]
Derivative [Line Items]
Effective date	Jun. 17, 2008
Termination date	Jun. 17, 2013
Notional Amount	73,000
Fixed rate	3.57%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	0	0
Interest rate swap agreement 9 [Member]
Derivative [Line Items]
Effective date	Feb. 21, 2007
Termination date	Feb. 21, 2017
Notional Amount	85,000
Fair value of financial instruments	(6,625)	(7,771)
Interest rate swap agreement 10 [Member]
Derivative [Line Items]
Effective date	Aug. 04, 2008
Termination date	Aug. 05, 2013
Notional Amount	74,000
Fixed rate	3.60%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	0	0
Interest rate swap agreement 11 [Member]
Derivative [Line Items]
Effective date	Jun. 30, 2011
Termination date	Jun. 29, 2018
Notional Amount	50,000
Fixed rate	3.45%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(12,438)	(12,933)
Interest rate swap agreement 12 [Member]
Derivative [Line Items]
Effective date	Sep. 30, 2011
Termination date	Jun. 29, 2018
Notional Amount	20,000
Fixed rate	4.05%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(22,146)	(21,125)
Interest rate swap agreement 13 [Member]
Derivative [Line Items]
Effective date	Sep. 28, 2012
Termination date	Jun. 29, 2018
Notional Amount	40,000
Fixed rate	3.60%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(3,564)	(3,737)
Interest rate swap agreement 14 [Member]
Derivative [Line Items]
Effective date	Aug. 22, 2011
Termination date	Aug. 22, 2018
Notional Amount	65,000
Fixed rate	2.79%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(2,884)	(3,015)
Interest rate swap agreement 15 [Member]
Derivative [Line Items]
Effective date	Jan. 31, 2013
Termination date	Jan. 29, 2021
Notional Amount	133,700
Fixed rate	3.51%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(11,120)	(9,981)
Interest rate swap agreement 16 [Member]
Derivative [Line Items]
Effective date	Jan. 15, 2014
Termination date	Jan. 15, 2021
Notional Amount	67,781
Fixed rate	2.94%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	0	(2,603)
Interest rate swap agreement 17 [Member]
Derivative [Line Items]
Effective date	Feb. 15, 2014
Termination date	Feb. 15, 2021
Notional Amount	67,781
Fixed rate	2.99%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	0	(2,595)
Interest rate swap agreement 18 [Member]
Derivative [Line Items]
Effective date	Mar. 15, 2014
Termination date	Mar. 15, 2021
Notional Amount	67,781
Fixed rate	3.03%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	0	(2,555)
Interest rate swap agreement 19 [Member]
Derivative [Line Items]
Effective date	Apr. 05, 2013
Termination date	Apr. 06, 2020
Notional Amount	30,000
Fixed rate	2.39%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(985)	(754)
Interest rate swap agreement 20 [Member]
Derivative [Line Items]
Effective date	Jun. 17, 2013
Termination date	Jun. 15, 2020
Notional Amount	30,000
Fixed rate	2.49%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(976)	(728)
Interest rate swap agreement 21 [Member]
Derivative [Line Items]
Effective date	Aug. 15, 2013
Termination date	Aug. 17, 2020
Notional Amount	30,000
Fixed rate	2.58%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(1,145)	(878)
Interest rate swap agreement 22 [Member]
Derivative [Line Items]
Effective date	Aug. 15, 2013
Termination date	Aug. 17, 2020
Notional Amount	30,000
Fixed rate	2.41%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(927)	(606)
Interest rate swap agreement 23 [Member]
Derivative [Line Items]
Effective date	Apr. 05, 2013
Termination date	Apr. 06, 2020
Notional Amount	30,000
Fixed rate	2.24%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(800)	(522)
Interest rate swap agreement 24 [Member]
Derivative [Line Items]
Effective date	Jun. 17, 2013
Termination date	Jun. 15, 2020
Notional Amount	30,000
Fixed rate	2.32%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(769)	(467)
Interest rate swap agreement 25 [Member]
Derivative [Line Items]
Effective date	Aug. 15, 2013
Termination date	Aug. 17, 2020
Notional Amount	16,400
Fixed rate	2.46%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(540)	(374)
Interest rate swap agreement 26 [Member]
Derivative [Line Items]
Effective date	Jun. 17, 2013
Termination date	Jun. 15, 2020
Notional Amount	16,400
Fixed rate	2.38%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(459)	(304)
Interest rate swap agreement 27 [member]
Derivative [Line Items]
Effective date	Apr. 05, 2013
Termination date	Apr. 06, 2020
Notional Amount	16,400
Fixed rate	2.29%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(469)	(325)
Interest rate swap agreement 28 [member]
Derivative [Line Items]
Effective date	Jun. 28, 2013
Termination date	Jun. 23, 2020
Notional Amount	76,400
Fixed rate	1.53%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	659	1,587
Interest rate swap agreement 29 [member]
Derivative [Line Items]
Effective date	Aug. 28, 2013
Termination date	Aug. 28, 2020
Notional Amount	76,400
Fixed rate	1.60%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	512	1,492
Fair value of Company's interest rate swap agreements designed as hedging instruments [Member]
Derivative [Line Items]
Fair value of financial instruments	$ (75,193)	$ (87,806)